UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [ ]; Amendment Number:  ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Partner Fund Management, L.P.
Address:     Four Embarcadero Center
             Suite 3500
             San Francisco, CA 94111

Form 13F File Number: 28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

   /s/ Darin Sadow           San Francisco, CA        11/14/2012
----------------------       -----------------        ---------------
[Signature]                    [City, State]          [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ---------
Form 13F Information Table Entry Total:    53
                                           ---------
Form 13F Information Table Value Total:    1,922,506
                                           ---------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4       Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------   -----------------     --------   --------  ------------------

                            TITLE OF              VALUE    SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------   -------  --- ----    ----------   -------  ----  ------  ----
ABBOTT LABS                   CALL     002824900      498     267,000 SH Call  Shared-defined            0    267,000  0
ABBOTT LABS                   COM      002824100   61,342     894,724 SH       Shared-defined            0    894,724  0
ACHILLION PHARMACEUTICALS IN  COM      00448Q201    2,988     287,134 SH       Shared-defined            0    287,134  0
AETNA INC NEW                 COM      00817Y108   32,590     822,981 SH       Shared-defined            0    822,981  0
BROOKDALE SR LIVING INC       COM      112463104    8,185     352,504 SH       Shared-defined            0    352,504  0
CBRE GROUP INC                CL A     12504L109   32,816   1,782,494 SH       Shared-defined            0  1,782,494  0
COACH INC                     COM      189754104  181,889   3,246,866 SH       Shared-defined            0  3,246,866  0
COOPER COS INC                COM NEW  216648402    4,870      51,561 SH       Shared-defined            0     51,561  0
DEERE & CO                    COM      244199105  123,081   1,492,438 SH       Shared-defined            0  1,492,438  0
LILLY ELI & CO                COM      532457108    3,084      65,059 SH       Shared-defined            0     65,059  0
EXPEDIA INC DEL               COM NEW  30212P303   31,426     543,325 SH       Shared-defined            0    543,325  0
FIRST SOLAR INC               COM      336433107    6,690     302,108 SH       Shared-defined            0    302,108  0
FLUIDIGM CORP DEL             COM      34385P108    3,900     229,399 SH       Shared-defined            0    229,399  0
FOREST LABS INC               CALL     345838906      440     978,600 SH Call  Shared-defined            0    978,600  0
GILEAD SCIENCES INC           COM      375558103  188,190   2,837,185 SH       Shared-defined            0  2,837,185  0
GROUPON INC                   COM CL A 399473107    1,686     353,808 SH       Shared-defined            0    353,808  0
HEALTH NET INC                COM      42222G108   61,917   2,750,629 SH       Shared-defined            0  2,750,629  0
HEALTHWAYS INC                COM      422245100    2,015     172,103 SH       Shared-defined            0    172,103  0
HOLOGIC INC                   COM      436440101    4,878     241,222 SH       Shared-defined            0    241,222  0
HUMANA INC                    CALL     444859902       46      29,900 SH Call  Shared-defined            0     29,900  0
HUMANA INC                    CALL     444859902       53      87,700 SH Call  Shared-defined            0     87,700  0
ILLUMINA INC                  COM      452327109   27,198     564,389 SH       Shared-defined            0    564,389  0
INFINITY PHARMACEUTICALS INC  COM      45665G303      829      35,259 SH       Shared-defined            0     35,259  0
PENNEY J C INC                COM      708160106   67,342   2,772,412 SH       Shared-defined            0  2,772,412  0
LENNAR CORP                   CL A     526057104    2,597      74,700 SH       Shared-defined            0     74,700  0
LOUISIANA PAC CORP            COM      546347105   19,016   1,521,270 SH       Shared-defined            0  1,521,270  0
LOWES COS INC                 COM      548661107   28,225     933,363 SH       Shared-defined            0    933,363  0
MEDIVATION INC                COM      58501N101   37,309     662,094 SH       Shared-defined            0    662,094  0
MICROSOFT CORP                PUT      594918954    1,277   3,597,200 SH Put   Shared-defined            0  3,597,200  0
MOLINA HEALTHCARE INC         COM      60855R100   33,016   1,312,755 SH       Shared-defined            0  1,312,755  0
OREXIGEN THERAPEUTICS INC     COM      686164104   11,609   2,031,402 SH       Shared-defined            0  2,031,402  0
PFIZER INC                    COM      717081103  164,921   6,636,676 SH       Shared-defined            0  6,636,676  0
PHH CORP                      NOTE
                              4.000%
                              9/0      693320AN3   12,067  11,082,950 PRN      Shared-defined            0 11,082,950  0
PRECISION CASTPARTS CORP      COM      740189105   65,764     402,618 SH       Shared-defined            0    402,618  0
PULTE GROUP INC               COM      745867101    5,327     343,674 SH       Shared-defined            0    343,674  0
QUESTCOR PHARMACEUTICALS INC  COM      74835Y101    2,869     155,348 SH       Shared-defined            0    155,348  0
REGENERON PHARMACEUTICALS     COM      75886F107    2,262      14,814 SH       Shared-defined            0     14,814  0
ROCKWELL AUTOMATION INC       COM      773903109  208,109   2,992,219 SH       Shared-defined            0  2,992,219  0
SALESFORCE COM INC            COM      79466L302   62,598     409,968 SH       Shared-defined            0    409,968  0
SIRONA DENTAL SYSTEMS INC     COM      82966C103   40,626     713,238 SH       Shared-defined            0    713,238  0
STANDARD PAC CORP NEW         COM      85375C101    4,969     735,068 SH       Shared-defined            0    735,068  0
STERIS CORP                   COM      859152100    6,301     177,644 SH       Shared-defined            0    177,644  0
STRYKER CORP                  COM      863667101   11,109     199,594 SH       Shared-defined            0    199,594  0
TEXTRON INC                   COM      883203101   93,838   3,585,727 SH       Shared-defined            0  3,585,727  0
THERMO FISHER SCIENTIFIC INC  COM      883556102    9,784     166,304 SH       Shared-defined            0    166,304  0
TWO HBRS INVT CORP            COM      90187B101   15,939   1,356,483 SH       Shared-defined            0  1,356,483  0
UNIVERSAL AMERN CORP NEW      COM      91338E101    5,171     559,581 SH       Shared-defined            0    559,581  0
UNIVERSAL HLTH SVCS INC       CL B     913903100    3,141      68,693 SH       Shared-defined            0     68,693  0
VALEANT PHARMACEUTICALS INTL  COM      91911K102    3,883      70,249 SH       Shared-defined            0     70,249  0
VERTEX PHARMACEUTICALS INC    COM      92532F100    4,731      84,643 SH       Shared-defined            0     84,643  0
V F CORP                      COM      918204108   47,130     295,748 SH       Shared-defined            0    295,748  0
WATSON PHARMACEUTICALS INC    COM      942683103   80,001     939,422 SH       Shared-defined            0    939,422  0
WYNDHAM WORLDWIDE CORP        COM      98310W108   90,964   1,733,309 SH       Shared-defined            0  1,733,309  0